Debt and lines of credit (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments
Total long-term debt outstanding as of December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011
Notes due 2012 at 6.15% (assumed with National acquisition)	$—	$375
Floating-rate notes due 2013 (swapped to a 0.922% fixed rate)	1,000	1,000
Notes due 2013 at 0.875%	500	500
Notes due 2014 at 1.375%	1,000	1,000
Notes due 2015 at 3.95% (assumed with National acquisition)	250	250
Notes due 2015 at 0.45%	750	—
Notes due 2016 at 2.375%	1,000	1,000
Notes due 2017 at 6.60% (assumed with National acquisition)	375	375
Notes due 2019 at 1.65%	750	—
	5,625	4,500

Add net unamortized premium	61	93
Less current portion of long-term debt	(1,500)	(382)
Total long-term debt	$4,186	$4,211